EQ ADVISORS TRUSTSM

EQ/AB Dynamic Aggressive Growth Portfolio

EQ/AB Dynamic Growth Portfolio

EQ/AB Dynamic Moderate Growth Portfolio

SUPPLEMENT DATED MARCH 13, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2024, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The section of the Summary Prospectus and Prospectus entitled “EQ/AB Dynamic Aggressive Growth Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Name	Title	Date Began Managing the Portfolio
Daniel J. Loewy, CFA®	Chief Investment Officer — Multi-Asset Solutions and Dynamic Asset Allocation; and Portfolio Manager of AllianceBernstein	November 2017
Caglasu Altunkopru	Head of Macro Strategy — Multi-Asset Solutions of AllianceBernstein	May 2021
Alexander Barenboym	Portfolio Manager — Dynamic Asset Allocation of AllianceBernstein	May 2021
Vinod Chathlani	Senior Vice President of AllianceBernstein	February 2025

The section of the Summary Prospectus and Prospectus entitled “EQ/AB Dynamic Growth Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Name	Title	Date Began Managing the Portfolio
Daniel J. Loewy, CFA®	Chief Investment Officer — Multi-Asset Solutions and Dynamic Asset Allocation; and Portfolio Manager of AllianceBernstein	May 2015
Caglasu Altunkopru	Head of Macro Strategy — Multi-Asset Solutions of AllianceBernstein	May 2021
Alexander Barenboym	Portfolio Manager — Dynamic Asset Allocation of AllianceBernstein	May 2021
Vinod Chathlani	Senior Vice President of AllianceBernstein	February 2025

The section of the Summary Prospectus and Prospectus entitled “EQ/AB Dynamic Moderate Growth Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Name	Title	Date Began Managing the Portfolio
Daniel J. Loewy, CFA®	Chief Investment Officer — Multi-Asset Solutions and Dynamic Asset Allocation; and Portfolio Manager of AllianceBernstein	February 2011
Caglasu Altunkopru	Head of Macro Strategy — Multi-Asset Solutions of AllianceBernstein	May 2021
Alexander Barenboym	Portfolio Manager — Dynamic Asset Allocation of AllianceBernstein	May 2021
Vinod Chathlani	Senior Vice President of AllianceBernstein	February 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P. ” is amended to delete the second paragraph and replace with the following information:

AllianceBernstein’s Dynamic Allocation Portfolio Team (“ADAPT”) is responsible for the volatility management tool-set used to manage the EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, and for portfolio construction. ADAPT relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. In implementing the Portfolio’s index-based strategy, ADAPT is supported by AllianceBernstein’s Passive Equity Investment Team. The Team is led by Daniel J. Loewy, CFA®, Caglasu Altunkopru, Alexander Barenboym and Vinod Chathlani.

Daniel J. Loewy, CFA® is Chief Investment Officer — Multi-Asset Solutions investment unit and a partner at AllianceBernstein. He is also Chief Investment Officer — Dynamic Asset Allocation and oversees all aspects of AllianceBernstein’s Dynamic Asset Allocation portfolios, including research, portfolio construction and new product design. Mr. Loewy joined AllianceBernstein in 1996.

Caglasu Altunkopru is Head of Macro Strategy in the Multi-Asset Solutions Group at AllianceBernstein. She was previously a sell-side analyst at AllianceBernstein, covering equity portfolio strategy for six years. Ms. Altunkopru joined the firm in 2005, covering the European Household and Personal Care sector.

Alexander Barenboym is a Portfolio Manager and researcher in the Dynamic Asset Allocation (DAA) Group, where he focuses on portfolio construction, management of DAA-based asset-allocation products, and quantitative research and modeling of fixed-income instruments and derivatives. Mr. Barenboym joined AllianceBernstein in 2008.

Vinod Chathlani is a Senior Vice President, Portfolio Manager and Researcher on the Multi-Asset and Hedge Funds Solutions team at AllianceBernstein. His responsibilities include designing, constructing and managing investment strategies that are focused on risk mitigation, inflation and energy transition. Mr. Chathlani joined AllianceBerstein in 2013.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — AllianceBernstein L.P.” is amended to include the following information:

AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of January 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/AB Dynamic Aggressive Growth Portfolio

Vinod Chathlani	52	$8,927M	218	$71,788M	375	$24,440M	0	N/A	0	N/A	0	N/A

EQ/AB Dynamic Growth Portfolio

Vinod Chathlani	52	$8,745M	218	$71,788M	375	$24,440M	0	N/A	0	N/A	0	N/A

EQ/AB Dynamic Moderate Growth Portfolio

Vinod Chathlani	50	$8,076M	218	$71,788M	375	$24,440M	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of January 31, 2025

Portfolio Manager	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000

EQ/AB Dynamic Aggressive Growth Portfolio

Vinod Chathlani	X

EQ/AB Dynamic Growth Portfolio

Vinod Chathlani	X

EQ/AB Dynamic Moderate Growth Portfolio

Vinod Chathlani	X

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